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                                 FLAG INVESTORS



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                                      FLAG
                                    INVESTORS
                                    EMERGING
                                     GROWTH
                                      FUND



                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1997

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o Despite the volatility for emerging growth investors during the period, your Fund was able to perform in line with relative indices and somewhat better than similar mutual funds.

o The market's volatility allowed us to add new companies to the Fund's portfolio at more reasonable valuations than we have seen over the past two years. This enabled us to sell the companies that have grown large because of their success.

o In just the past few weeks, the Fund has regained all of its 1997 losses. We feel explosive performance of this nature is typical of recoveries that have occurred during similar market conditions and is partly a result of the portfolio companies' continuing earnings growth.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:

     The first six months of the Fund's fiscal year proved to be particularly challenging for emerging growth investors. The period was characterized by overall market volatility, which was exaggerated by divergence among market segments. As the following table shows, the Fund performed in line with relative indices and did somewhat better than other mutual funds with similar objectives. Thus, your Fund declined 7.3% during the six-month period while the Russell 2000 Growth Index had the same performance and the NASDAQ (OTC) Industrial Index declined 7.4%. The Lipper Small Capitalization Fund Index declined 8.2%. This performance helped place your Fund in the top 17th and 20th percentiles of Morningstar's Small Growth Funds Category(1) and Lipper Analytical's Small Capitalization Fund Category(2), respectively, for the three years ended April 30, 1997.

Performance Comparisons(3)

                                               For the Six Months Ended  For the Year Ended
                                                   April 30, 1997          April 30, 1997
-------------------------------------------------------------------------------------------
  Flag Investors Emerging Growth Fund-Class A           -7.3%                   -9.8%
 ...........................................................................................
  NASDAQ (OTC) Industrial Index                         -7.4%                  -10.9%
-------------------------------------------------------------------------------------------
  Russell 2000 Index                                     1.6%                    0.5%
-------------------------------------------------------------------------------------------
  Russell 2000 Growth Index                             -7.3%                  -13.5%
-------------------------------------------------------------------------------------------
  Lipper Small Capitalization Fund Index                -8.2%                   -9.9%
-------------------------------------------------------------------------------------------
  S&P 500 Index                                         14.7%                   25.2%
-------------------------------------------------------------------------------------------

----------
(1) Funds are grouped according to investment objective and are ranked by total return performance relative to other funds in their respective categories. This ranking indicates that the Fund's performance ranked #22 out of 124 funds for the 3-year period. In addition, the Fund ranked #74 out of 204 funds for the 1-year period and #58 out of 65 funds for the 5-year period ended April 30, 1997. Performance figures used in these rankings exclude the impact of any sales charge.
(2) Lipper rankings are based on performance for the periods ended April 30, 1997 relative to other funds in the category. This ranking indicates that the Fund's performance ranked #47 out of 236 funds for the 3-year period. In addition, the Fund ranked #258 out of 395 funds for the 1-year period and #101 out of 111 funds for the 5-year period ended April 30, 1997. Performance figures used in these rankings exclude the impact of any sales charge.
(3) These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge. The Russell 2000 Index is an indicator of small company growth performance; the Russell 2000 Growth Index is comprised of the Russell 2000 Index securities with greater-than-average growth orientations; the NASDAQ (OTC) Industrial Index is comprised of more than 3,000 industrial issues covered by the NASDAQ Composite Index; and the S&P 500 Index is an indicator of general market performance. While the Lipper Small Capitalization Fund Index is unmanaged, it is comprised of the total return performance of the 30 largest funds in the Lipper Small Capitalization Fund Category, which are managed. Past performance is not an indicator of future results. Please review the Additional Performance Information on page 6.

--------------------------------------------------------------------------------
     The table also shows that during the six-month period, larger capitalization companies as represented by the Standard & Poor's 500 Index rose 14.7% while the Russell 2000 Index, driven by the Small Cap Value Component, managed a 1.6% gain.

     During this highly volatile market environment, our strategy has remained unchanged. We continue to hold stocks for the long term. The earnings of our companies have on average continued to grow at a rate greater than 35%, and our analysis indicates that this should continue. Furthermore, as a result of the market decline in the early months of 1997, we have been able to find a significant number of new companies that we have added to your portfolio at more reasonable valuations than we have seen over the past two years. As these new opportunities have been uncovered, we have cut back on companies that have grown large because of their success.

     Most importantly, as the prices of portfolio companies' shares declined over the past year, those same companies' earnings continued to rise rapidly. Thus, the price-to-earnings multiple of the portfolio declined, bottoming during April at 18 times next year's projected earnings. This level is historically low, both absolutely and relatively. In fact, valuations at such a level for companies with the high growth, high quality and consistency of those in the Fund's portfolio have historically been very transitory. The explosive increase of your portfolio in recent weeks has demonstrated this as illustrated by the graph on page 3.

--------------------------------------------------------------------------------

                     Short-Term Performance Comparisons(1)
                              (2/25/97 - 5/12/97)


                  [Graph appears here--see plot points below]

                                      Russell 2000         NASDAQ (OTC)
                          Fund        Growth Index       Industrial Index
                          ----        ------------       ----------------
                2/25        $100             $100                 $100
                        99.73573         98.92744             99.28826
                        98.83721         97.60252             97.95374
                        98.41438         97.22397             97.5089
                 3/3    97.93869         97.22397             97.06608
                        99.52431         97.66562             96.88895
                       100.0529          98.35962             97.42033
                        99.78858         98.17035             98.30597
                        99.26004         98.61199             97.95172
                        98.78436         98.86435             98.04028
                        99.15433         98.80126             98.30597
                        97.51586         97.60252             97.86315
                        96.24736         96.2776              97.06608
                        97.19873         96.65615             96.00331
                        95.29598         95.07886             96.18044
                        94.60888         94.13249             94.94054
                        93.12896         92.74448             94.0549
                        93.39323         93.12303             92.63788
                        94.34461         92.93375             93.34639
                        92.9704          91.92429             92.37219
                        92.75899         92.42902             92.63788
                        93.34038         93.3123              93.43496
                        92.60042         92.42902             91.92937
                        89.85201         90.347               90.06953
                 4/1    88.74207         89.653               89.44958
                        88.21353         88.51735             88.29825
                        89.48203         88.20189             88.56394
                        92.17759         90.09464             90.24665
                        94.02748         91.35647             91.30942
                        93.28753         91.67192             91.22086
                        93.71036         91.79811             91.13229
                        92.54757         91.1041              90.42378
                        90.27484         89.33754             88.74107
                        90.48626         89.14826             88.47538
                        90.22199         89.40063             88.56394
                        89.37632         89.02208             88.20968
                        89.42918         89.08517             88.47538
                        89.11205         89.21136             88.12112
                        87.36786         87.94953             86.26128
                        86.68076         87.69716             86.52697
                        87.57928         87.94953             86.79266
                        87.7907          88.01262             87.05835
                        87.36786         87.00315             85.99558
                        87.47357         86.94006             86.17271
                        88.10782         88.32808             87.32404
                        90.16913         89.27445             88.20968
                 5/1    91.27907         90.22082             89.00676
                        92.60042         93.05994             91.48655
                        97.83298         96.2776              94.32059
                        97.72727         96.02524             93.96634
                        96.98732         95.5836              93.87778
                        97.09302         95.70978             94.32059
                        98.36152         96.08833             94.67485
                5/12   100.0529          96.78233             95.2948

----------
(1) These figures assume the reinvestment of dividends and capital gains distributions, but do not reflect the impact of any sales charge. Past performance is not an indicator of future results.

     This graph shows the value of $100 invested in your Fund, the Russell 2000 Growth Index and the NASDAQ (OTC) Industrial Index on February 25. As you can see, between February 25 and April 25, each declined approximately in tandem. However, as selling ended in the general market, your Fund regained most of its decline within a matter of days and it was up for the year and had surpassed the indices by mid-May. In a very few weeks, your portfolio regained all the growth it lost earlier in 1997, and by May 12 was up for the year. In doing so it handily outperformed the indices.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

     We feel that this type of explosive performance is typical of recoveries that have occurred during similar market conditions. It is important in such trying environments for investors to recognize that the underlying portfolio companies are continuing to grow. Their growing earnings represent an underlying asset whose value rises inexorably despite the market's fluctuations. It is the essence of our approach to investing that this earnings stream in emerging growth companies, and thus the value of the asset, rises rapidly, at greater than 35% per year in the case of the Fund. Invariably, when the market temporarily ignores that fact and share prices decline, enormous long-term investment opportunities are created for patient, insightful investors.

     We are proud to announce that Nick Coutros, formerly a Senior Technology Analyst at Alex. Brown & Sons, has joined our team to help manage your Fund. We couldn't be more delighted.



Sincerely,


/s/ Frederick L. Meserve, Jr.

-----------------------------
Frederick L. Meserve, Jr.
President

May 19, 1997

FIVE LARGEST HOLDINGS
--------------------------------------------------------------------------------

                                                                     Percent of
Company                                                              Net Assets
--------------------------------------------------------------------------------
o    Manugistics Group, Inc.                                             5.8%
     Develops, markets and supports a line of business operations software and services.

o    Synopsys, Inc.                                                      4.5%
     Develops, markets and supports high-level design automation software for designers of integrated circuits and electronics systems. The company has license agreements with over 400 customers, including major international semiconductor, computer, communications, military and aerospace companies.

o    QuickResponse Services, Inc.                                        4.0%
     Provides a product information database and related network services that automate and improve merchandise management.

o    Genesis Health Ventures, Inc.                                       3.6%
     Provides geriatric health care services and operates approximately 107 geriatric care facilities. The company also provides rehabilitation therapy, pharmacy and subacute care services.

o    Apple South, Inc.                                                   3.4%
     Owns and operates Applebee's and Don Pablos restaurants.
--------------------------------------------------------------------------------

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares and 4.00% maximum contingent deferred sales charge for the Fund's Class B Shares.


Average Annual Total Return

  Periods Ended 3/31/97        1 Year       5 Years       Since Inception*
--------------------------------------------------------------------------------
  Class A Shares               -4.42%         6.65%             8.84%
 ................................................................................
  Class B Shares                  --            --            -12.74%
 ................................................................................
  Institutional Shares          0.37%           --              5.48%
--------------------------------------------------------------------------------

   *Inception dates: Class A 6/15/88, Class B 6/20/96, Institutional 11/2/95.


     The Fund's total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Statement of Net Assets                                           April 30, 1997
(Unaudited)

                                                             Value        Percent of
  Shares                     Security                      (Note 1)       Net Assets
-------------------------------------------------------------------------------------
COMMON STOCKS: 90.0%
Business Services: 19.9%
  113,900        Central Garden and Pet Co.*              $ 2,270,881            3.0%
  203,650        Cidco, Inc.*                               2,596,538            3.4
   12,100        Dialogic Corp.*                              238,975            0.3
   86,450        Energy Biosystems Corp.*                     432,250            0.6
   82,050        Manugistics Group, Inc.*                   4,410,187            5.8
  112,450        QuickResponse Services, Inc.*              3,036,150            4.0
  131,550        Wilmar Industries, Inc.*                   2,170,575            2.8
-------------------------------------------------------------------------------------
                                                           15,155,556           19.9
-------------------------------------------------------------------------------------
Capital Goods: 6.7%
   62,400        Advanced Lighting Technologies, Inc.*      1,185,600            1.5
   16,400        Aspect Development, Inc.*                    350,550            0.5
   65,800        Desktop Data, Inc.*                          477,050            0.6
   18,000        Harbinger Corp.*                             360,000            0.5
  108,175        Itron, Inc.*                               2,271,675            3.0
   62,900        Xeikon N.V. ADR*                             452,093            0.6
-------------------------------------------------------------------------------------
                                                            5,096,968            6.7
-------------------------------------------------------------------------------------
Consumer Services: 17.2%
   45,925        Apollo Group, Inc.*                        1,234,234            1.6
  200,150        Apple South, Inc.                          2,601,950            3.4
   38,500        Gemstar International Group Ltd.             490,875            0.6
  120,575        O'Charleys, Inc.*                          1,582,546            2.1
   63,762        Pacific Sunwear of California*             1,992,562            2.6
   46,025        Papa John's International, Inc.*           1,185,143            1.6
   91,200        PETsMART, Inc.*                            1,533,300            2.0
   49,650        Starbucks Corp.*                           1,483,294            1.9
   35,125        Sylvan Learning Systems, Inc.*             1,058,141            1.4
-------------------------------------------------------------------------------------
                                                           13,162,045           17.2
-------------------------------------------------------------------------------------

Health Care Services: 15.2%
  115,500        Access Health, Inc.*                       1,645,875            2.1
   92,500        American Oncology Resources, Inc.*           820,938            1.1
   91,075        Genesis Health Ventures, Inc.*             2,720,866            3.6
   15,700        Guilford Pharmaceuticals, Inc.*              363,063            0.5
   38,000        HPR, Inc.*                                   536,750            0.7
   53,075        PhyCor, Inc.*                              1,413,122            1.8

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)
(Unaudited)

                                                             Value        Percent of
  Shares                     Security                      (Note 1)       Net Assets
-------------------------------------------------------------------------------------
COMMON STOCKS: concluded
Health Care Services: concluded
  147,850        Physician Sales and Service, Inc.*       $ 2,143,825            2.8%
   75,375        Vivra, Inc.*                               1,950,328            2.6
-------------------------------------------------------------------------------------
                                                           11,594,767           15.2
-------------------------------------------------------------------------------------
Health Equipment and Services: 2.5%
   13,700        Heartport, Inc.*                             351,063            0.5
   62,475        Perclose, Inc.*                            1,546,256            2.0
-------------------------------------------------------------------------------------
                                                            1,897,319            2.5
-------------------------------------------------------------------------------------
Media/Communications: 1.5%
   17,164        Clear Channel Communications, Inc.*          832,454            1.1
   24,900        Getty Communications plc ADR*                342,375            0.4
-------------------------------------------------------------------------------------
                                                            1,174,829            1.5
-------------------------------------------------------------------------------------
Technology--Software/Services: 12.9%
  192,625        Integrated Systems, Inc.*                  1,854,016            2.4
  133,800        Marcam Corp.*                              1,572,150            2.1
   16,700        Parametric Technology Co.*                   755,675            1.0
   47,400        SELECT Software Tools ADR*                   628,050            0.8
  108,646        Synopsys, Inc.*                            3,463,091            4.5
  134,025        XcelleNet, Inc.*                           1,591,547            2.1
-------------------------------------------------------------------------------------
                                                            9,864,529           12.9
-------------------------------------------------------------------------------------
Technology--Systems/Semiconductor: 11.4%
   69,400        Level One Communications, Inc.*            2,220,800            2.9
   16,400        Maxim Integrated Products, Inc.*             867,150            1.1
   12,850        QUALCOMM, Inc.*                              600,738            0.8
   75,100        Security Dynamics Technologies, Inc.*      1,896,275            2.5
   99,425        Sipex Corp.*                               2,386,200            3.1
   15,750        Xilinx, Inc.*                                771,750            1.0
-------------------------------------------------------------------------------------
                                                            8,742,913           11.4
-------------------------------------------------------------------------------------
   Transportation: 2.7%
   78,175        Atlantic Coast Airlines, Inc.*               957,644            1.3
   80,875        Landair Services, Inc.*                    1,091,813            1.4
-------------------------------------------------------------------------------------
                                                            2,049,457            2.7
-------------------------------------------------------------------------------------
Total Common Stocks
(Cost $60,564,946)                                         68,738,383           90.0

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------


    Par                                                      Value        Percent of
   (000)                     Security                      (Note 1)       Net Assets
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT: 9.8%
   $7,517        Goldman Sachs & Co., 5.25%
                   Dated 4/30/97, to be repurchased
                   on 5/1/97, collateralized by U.S.
                   Treasury Bonds with a market
                   value of $7,604,913.
                   (Cost $7,517,000)                      $ 7,517,000            9.8%
-------------------------------------------------------------------------------------
Total Investment in Securities**
(Cost $68,081,946)                                         76,255,383           99.8

Other Assets in Excess of Liabilities, Net                    157,698            0.2
-------------------------------------------------------------------------------------
Net Assets                                                $76,413,081          100.0%
=====================================================================================
Net Asset Value and Redemption Price Per:
      Class A Share
        ($47,523,419 / 2,785,769 shares outstanding)           $17.06
=====================================================================================
      Class B Share
        ($2,023,935 / 119,753 shares outstanding)              $16.90***
=====================================================================================
      Institutional Share
        ($26,865,727 / 1,572,268 shares outstanding)           $17.09
=====================================================================================

Maximum Offering Price Per:
      Class A Share
        ($17.06 / .955)                                        $17.86
=====================================================================================
      Class B Share                                            $16.90
=====================================================================================
      Institutional Share                                      $17.09
=====================================================================================


----------
  * Non-income producing security.
 ** Aggregate cost for federal tax purposes was $68,213,304.
*** Redemption value is $16.22 following a 4% maximum contingent deferred sales charge.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Statement of Operations

                                                             For the Six
                                                             Months Ended
                                                               April 30,
--------------------------------------------------------------------------------
                                                                1997(1)
Investment Income (Note 1):
   Interest                                                    $  167,018
   Dividends                                                       12,902
   Other income                                                   167,173
--------------------------------------------------------------------------------
            Total income                                          347,093
--------------------------------------------------------------------------------
Expenses:
   Investment advisory fee (Note 2)                               328,739
   Distribution fee (Note 2)                                       67,714
   Registration fees                                               28,027
   Accounting fee (Note 2)                                         24,730
   Legal                                                           22,661
   Printing and postage                                            19,068
   Transfer agent fee (Note 2)                                     18,984
   Audit                                                           13,776
   Custodian fee                                                    7,419
   Miscellaneous                                                    3,445
   Directors' fees                                                  1,042
--------------------------------------------------------------------------------
            Total expenses                                        535,605
--------------------------------------------------------------------------------
Expenses in excess of income                                     (188,512)
--------------------------------------------------------------------------------
Realized and unrealized gain/(loss) on investments:
   Net realized gain from security transactions                 1,977,511
   Change in unrealized appreciation or depreciation
     of investments                                            (7,912,780)
--------------------------------------------------------------------------------
   Net loss on investments                                     (5,935,269)
--------------------------------------------------------------------------------

Net decrease in net assets resulting from operations          $(6,123,781)
================================================================================

----------
(1) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                     For the Six   For the Year
                                                    Months Ended       Ended
                                                      April 30,     October 31,
--------------------------------------------------------------------------------
                                                        1997(1)        1996
Increase/(Decrease) in Net Assets:
Operations:
   Expenses in excess of income                       $ (188,512)    $ (402,217)
   Net realized gain from security transactions        1,977,511      3,148,580
   Change in unrealized appreciation or
     depreciation of investments                      (7,912,780)     4,422,457
--------------------------------------------------------------------------------
   Net increase/(decrease) in net assets resulting
     from operations                                  (6,123,781)     7,168,820
--------------------------------------------------------------------------------
Dividends to Shareholders from:
   Net realized short-term gains:
     Class A Shares                                     (509,733)      (614,007)
     Class B Shares                                      (12,155)            --
     Institutional Shares                               (262,737)       (60,009)
   Net realized long-term gains:
     Class A Shares                                   (1,286,467)    (1,228,016)
     Class B Shares                                      (30,677)            --
     Institutional Shares                               (663,099)      (120,017)
--------------------------------------------------------------------------------
   Total distributions                                (2,764,868)    (2,022,049)
--------------------------------------------------------------------------------
Capital Share Transactions (Note 3):
   Proceeds from sale of shares                       24,656,789     34,395,004
   Value of shares issued in
     reinvestment of dividends                         2,667,198      1,913,272
   Cost of shares repurchased                         (7,870,315)   (13,733,625)
--------------------------------------------------------------------------------
   Increase in net assets derived from capital
     share transactions                               19,453,672     22,574,651
--------------------------------------------------------------------------------
   Total increase in net assets                       10,565,023     27,721,422

Net Assets:
   Beginning of period                                65,848,058     38,126,636
--------------------------------------------------------------------------------
   End of period                                     $76,413,081   $ 65,848,058
================================================================================

----------
(1) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class A Shares
(For a share outstanding throughout each period)

                                                                  For the Six
                                                                  Months Ended
                                                                    April 30,
--------------------------------------------------------------------------------
                                                                     1997(1)
Per Share Operating Performance:
   Net asset value at beginning of period                           $ 19.14
--------------------------------------------------------------------------------
Income from Investment Operations:
   Expenses in excess of income                                       (0.05)
   Net realized and unrealized gain/(loss) on investments             (1.29)
--------------------------------------------------------------------------------
   Total from Investment Operations                                   (1.34)
Less Distributions:
   Distributions from net realized short-term gains                   (0.21)
   Distributions from net realized long-term gains                    (0.53)
--------------------------------------------------------------------------------
   Total distributions                                                (0.74)
--------------------------------------------------------------------------------
   Net asset value at end of period                                 $ 17.06
================================================================================
Total Return(2)                                                       (7.28)%
Ratios to Average Daily Net Assets:
   Expenses                                                            1.50%(3)
   Expenses in excess of income                                       (0.83)%(3)
Supplemental Data:
   Net assets at end of period (000)                                $47,523
   Portfolio turnover rate                                               29%(3)
   Average commissions per share(4)                                  $ 0.07


----------
(1)  Unaudited.
(2)  Total return excludes the effect of sales charge.
(3)  Annualized.
(4) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------






                                                                         For the Year Ended October 31,
----------------------------------------------------------------------------------------------------------------------
                                                              1996        1995        1994       1993          1992
Per Share Operating Performance:
   Net asset value at beginning of period                   $ 17.09     $ 12.90     $ 14.02     $ 13.53      $ 15.23
----------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
   Expenses in excess of income                               (0.15)      (0.09)      (0.08)      (0.08)       (0.16)
   Net realized and unrealized gain/(loss) on investments      3.10        4.32        0.47        1.20        (1.54)
----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                            2.95        4.23        0.39        1.12        (1.70)
Less Distributions:
   Distributions from net realized short-term gains           (0.30)         --          --          --           --
   Distributions from net realized long-term gains            (0.60)      (0.04)      (1.51)      (0.63)          --
----------------------------------------------------------------------------------------------------------------------
   Total distributions                                        (0.90)      (0.04)      (1.51)      (0.63)          --
----------------------------------------------------------------------------------------------------------------------
   Net asset value at end of period                         $ 19.14     $ 17.09     $ 12.90     $ 14.02      $ 13.53
======================================================================================================================
Total Return(2)                                               18.19%      32.92%       3.75%       8.33%      (11.16)%
Ratios to Average Daily Net Assets:
   Expenses                                                    1.50%       1.50%       1.50%       1.50%        1.46%
   Expenses in excess of income                               (0.83)%     (0.64)%     (0.73)%     (0.52)%      (0.92)%
Supplemental Data:
   Net assets at end of period (000)                        $45,325     $38,127     $23,302     $28,867      $38,924
   Portfolio turnover rate                                       24%         39%         86%        133%          69%
   Average commissions per share(4)                          $ 0.07          --          --          --           --

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights --Class B Shares
(For a share outstanding throughout each period)

                                                                  For the Period
                                                    For the Six   June 20, 1996(2)
                                                   Months Ended       through
                                                     April 30,      October 31,
-----------------------------------------------------------------------------------
                                                      1997(1)          1996
Per Share Operating Performance:
   Net asset value at beginning of period              $19.10          $19.22
-----------------------------------------------------------------------------------
Income from Investment Operations:
   Expenses in excess of income                         (0.09)          (0.12)
   Net realized and unrealized gain/(loss)
     on investments                                     (1.37)           --
-----------------------------------------------------------------------------------
   Total from Investment Operations                     (1.46)          (0.12)
Less Distributions:
   Distributions from net realized short-term gains     (0.21)          --
   Distributions from net realized long-term gains      (0.53)          --
-----------------------------------------------------------------------------------
   Total distributions                                  (0.74)          --
-----------------------------------------------------------------------------------
   Net asset value at end of period                    $16.90          $19.10
===================================================================================
Total Return(3)                                         (7.90)%         (0.62)%
Ratios to Average Daily Net Assets:
   Expenses(4)                                           2.25%           2.25%
   Expenses in excess of income(4)                      (1.36)%         (1.67)%
Supplemental Data:
   Net assets at end of period (000)                   $2,024           $ 772
   Portfolio turnover rate(4)                              29%             24%
   Average commissions per share(5)                    $ 0.07          $ 0.07

----------
(1)  Unaudited.
(2)  Commencement of operations.
(3)  Total return excludes the effect of sales charge.
(4)  Annualized.
(5) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights --Institutional Shares
(For a share outstanding throughout each period)

                                                                     For the Period
                                                      For the Six   November 2, 1995(2)
                                                     Months Ended       through
                                                       April 30,       October 31,
---------------------------------------------------------------------------------------
                                                         1997(1)          1996
Per Share Operating Performance:
   Net asset value at beginning of period              $ 19.15          $ 17.45
---------------------------------------------------------------------------------------
Income from Investment Operations:
   Expenses in excess of income                          (0.05)           (0.12)
   Net realized and unrealized gain/(loss)
     on investments                                      (1.37)            2.72
---------------------------------------------------------------------------------------
   Total from Investment Operations                      (1.42)            2.60
Less Distributions:
   Distributions from net realized short-term gains      (0.21)           (0.30)
   Distributions from net realized long-term gains       (0.53)           (0.60)
---------------------------------------------------------------------------------------
   Total distributions                                   (0.74)           (0.90)
---------------------------------------------------------------------------------------
   Net asset value at end of period                    $ 16.99          $ 19.15
=======================================================================================
Total Return                                             (7.12)%          16.48%
Ratios to Average Daily Net Assets:
   Expenses(3)                                            1.25%            1.25%
   Expenses in excess of income(3)                       (0.61)%          (0.61)%
Supplemental Data:
   Net assets at end of period (000)                   $26,866          $19,751
   Portfolio turnover rate(3)                               29%              24%
   Average commissions per share(4)                     $ 0.07           $ 0.07

----------
(1)  Unaudited.
(2)  Commencement of operations.
(3)  Annualized.
(4) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Flag Investors Emerging Growth Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on July 2, 1987, commenced operations December 30, 1987. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. Its objective is to seek long-term growth of capital through investment in a diversified portfolio of small and mid-sized emerging growth companies.

     The Fund consists of three share classes: Class A Shares, which commenced December 30, 1987; Institutional Shares, which commenced November 2, 1995; and Class B Shares, which commenced June 20, 1996.

     The Class A and Class B Shares are subject to different sales charges. The Class A Shares have a front-end sales charge and the Class B Shares have a contingent deferred sales charge. The Institutional Shares have neither a front-end sales charge nor a contingent deferred sales charge. In addition, each class has a different distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     B. Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTE 1--concluded
          and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

               The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Securities Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Other income consists of settlements from class action suits in which the Fund is a participant. The income is recorded when the cash is received since the amount and collectibility cannot be determined until that time.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., is the Fund's investment advisor. The Advisory Agreement provides for ICC to receive a maximum annual fee equal to 0.85% of the Fund's average daily net assets. However, the actual amount of the fee is contractually limited to an amount that would result in total expenses on Class A Shares of no more than 1.50%. The Fund paid ICC $328,739 in fees, which was equal to 0.85% of the Fund's average daily net assets, for advisory services for the six months ended April 30, 1997.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $24,730 for accounting services for the six months ended April 30, 1997.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $18,984 for transfer agent services for the six months ended April 30, 1997.

     As compensation for providing distribution services, the Fund pays Alex. Brown & Sons Incorporated an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets and 1.00% (including a 0.25% shareholder servicing fee) of the Class B Shares' average daily net assets. For the six months ended April 30, 1997, distribution fees aggregated $67,714, of which $59,863 was attributable to the Class A Shares and $7,851 was attributable to the Class B Shares.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period November 1, 1996 through April 30, 1997 was $661, and the accrued liability was $4,974.


NOTE 3 -- Capital Share Transactions

     The Fund is authorized to issue up to 20 million shares of $.001 par value capital stock (8 million Class A, 1 million Class B, 5 million Institutional, 5 million Alex. Brown Capital Advisory and Trust and 1 million undesignated). Transactions in shares of the Fund are listed on the following pages.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTE 3--continued


                                                 Class A Shares
                                        --------------------------------
                                          For the Six        For the
                                         Months Ended       Year Ended
                                        April 30, 1997*    Oct. 31, 1996
                                        ---------------    -------------
Shares sold                                  646,892           706,114
Shares issued to shareholders on
   reinvestment of dividends                  92,972           106,529
Shares redeemed                             (322,057)         (675,793)
                                         -----------       -----------
Net increase in shares outstanding           417,807           136,850
                                         ===========       ===========
Proceeds from sale of shares             $12,211,594       $13,138,521
Value of reinvested dividends              1,709,779         1,733,222
Cost of shares redeemed                   (6,032,783)      (11,827,481)
                                         -----------       -----------
Net increase from capital share
   transactions                          $ 7,888,590       $ 3,044,262
                                         ===========       ===========

                                                 Class B Shares
                                        ----------------------------------
                                          For the Six     For the Period
                                         Months Ended   June 20, 1996** to
                                        April 30, 1997*    Oct. 31, 1996
                                        --------------- ------------------
Shares sold                                   92,318           40,579
Shares issued to shareholders on
   reinvestment of dividends                   2,231               --
Shares redeemed                              (15,238)            (137)
                                          ----------         --------
Net increase in shares outstanding            79,311           40,442
                                          ==========         ========
Proceeds from sale of shares              $1,739,502         $779,667
Value of reinvested dividends                 40,890               --
Cost of shares redeemed                     (288,539)          (2,766)
                                          ----------         --------
Net increase from capital share
   transactions                           $1,491,853         $776,901
                                          ==========         ========
----------
 *Unaudited.
**Commencement of operations.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 3--concluded


                                              Institutional Shares
                                        ----------------------------------
                                          For the Six     For the Period
                                         Months Ended    Nov. 2, 1995** to
                                        April 30, 1997*    Oct. 31, 1996
                                        ---------------  -----------------
Shares sold                                  571,789         1,127,123
Shares issued to shareholders on
   reinvestment of dividends                  49,811            11,073
Shares redeemed                              (80,759)         (106,769)
                                         -----------       -----------
Net increase in shares outstanding           540,841         1,031,427
                                         ===========       ===========
Proceeds from sale of shares             $10,705,693       $20,476,816
Value of reinvested dividends                916,529           180,050
Cost of shares redeemed                   (1,548,993)       (1,903,378)
                                         -----------       -----------
Net increase from capital share
   transactions                          $10,073,229       $18,753,488
                                         ===========       ===========

----------
 *Unaudited.
**Commencement of operations.


NOTE 4--Investment Transactions

     Excluding  short-term  obligations,   purchases  of  investment  securities
aggregated $32,316,761 and sales of investment securities aggregated $19,683,378 for the six months ended April 30, 1997.

     On April 30, 1997, aggregate gross unrealized appreciation over tax cost for portfolio securities was $8,042,079, of which $14,650,483 related to appreciated securities and $6,608,404 related to depreciated securities.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTE 5--Net Assets

     On April 30, 1997, net assets consisted of:

Paid-in capital:
  Class A Shares                                            $35,521,291
  Class B Shares                                              2,268,755
  Institutional Shares                                       28,826,717
Accumulated net realized gain from security transactions      1,622,881
Unrealized appreciation of investments                        8,173,437
                                                            -----------
                                                            $76,413,081
                                                            ===========

NOTE 6--Shareholder Meeting

     On March 7, 1997, the Flag Investors Emerging Growth Fund held a special meeting of its shareholders. During the meeting, shareholders elected the following Directors: Charles W. Cole, Jr., James J. Cunnane, Richard T. Hale, John F. Kroeger, Louis E. Levy, Eugene J. McDonald, Rebecca W. Rimel, Truman T. Semans and Carl W. Vogt.


NOTE 7--Merger Agreement

     On April 6, 1997, Bankers Trust New York Corporation and Alex. Brown Incorporated announced that they had signed a definitive agreement to merge. The merger, which is expected to be completed by the fourth quarter of 1997, is subject to customary closing conditions, including certain regulatory and shareholder approvals.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
Directors and Officers

                                TRUMAN T. SEMANS
                                    Chairman


              CHARLES W. COLE, JR.         FREDERICK L. MESERVE, JR.
                    Director                       President

                JAMES J. CUNNANE               SANDRA J. DOELLER
                    Director                    Vice President

                 RICHARD T. HALE                GARY V. FEARNOW
                    Director                    Vice President

                 JOHN F. KROEGER                CHARLES A. REID
                    Director                    Vice President

                  LOUIS E. LEVY               EDWARD J. VEILLEUX
                    Director                    Vice President

               EUGENE J. MCDONALD               SCOTT J. LIOTTA
                    Director             Vice President and Secretary

                REBECCA W. RIMEL               JOSEPH A. FINELLI
                    Director                       Treasurer

               CARL W. VOGT, ESQ.             LAURIE D. COLLIDGE
                    Director                  Assistant Secretary


Investment Objective

An open-end mutual fund seeking long-term growth of capital through investment in a diversified portfolio of small and mid-sized emerging growth companies.

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

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

--------------------------------------------------------------------------------

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

--------------------------------------------------------------------------------

                              [FLAG INVESTORS LOGO]
                                 FLAG INVESTORS


                                     Growth
                       Flag Investors Emerging Growth Fund
                       Flag Investors Equity Partners Fund
                        Flag Investors International Fund

                                  Equity Income
                   Flag Investors Real Estate Securities Fund
                      Flag Investors Telephone Income Fund

                                    Balanced
                        Flag Investors Value Builder Fund

                                     Income
                  Flag Investors Short-Intermediate Income Fund
              Flag Investors Total Return U.S. Treasury Fund Shares

                                 Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
            Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares




                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG


                                Distributed by:
                               ALEX. BROWN & SONS
                                  INCORPORATED